Note 16 - Financial Instruments With Off-balance Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Financial Instrument Commitments [Table Text Block]
	2021	2020
Commitments to originate loans	$27,871	$17,631
Unfunded commitments under lines of credit	38,732	22,431
Standby letters of credit	4,804	1,621